Convertible Debentures and Conversion Feature Liability (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 24, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 24, 2029
Convertible Debentures and Conversion Feature Liability [Line Items]
Purchase of warrants (in Shares)						1
Exercise price (in Dollars per share)		$ 10.55		$ 10.55
Issuance of convertible debentures				$ 4,545,000
Transaction costs				405,753	394,736	$ 1,055,985
General and administrative expenses		$ 1,491,755	$ 1,336,197	6,440,568	3,744,162	$ 5,054,120	$ 4,841,884
Fair value of the conversion feature liability		1,415,265		1,415,265
Interest expense				8,716	0
Accretion of the debt discount				64,101	0
Gain on revaluation of conversion feature liability				174,930
Principal and accrued interest				4,195
Debt issuance costs				354,791
Debentures and Warrant [Member]
Convertible Debentures and Conversion Feature Liability [Line Items]
Fair value of the conversion feature liability		$ 1,590,195		1,590,195
Lenders [Member]
Convertible Debentures and Conversion Feature Liability [Line Items]
Principal and accrued interest				$ 4,553,716	$ 0
Securities Purchase Agreements [Member]
Convertible Debentures and Conversion Feature Liability [Line Items]
Purchase of warrants (in Shares)		430,805		430,805
Exercise price (in Dollars per share)								$ 10.55
Issuance of convertible debentures				$ 10,000,000
Debentures interest percentage		10.00%		10.00%
Expiring date				Sep. 24, 2026
Conversion price per share (in Dollars per share)		$ 10.55		$ 10.55
Conversion price percentage				250.00%
Additional warrants holding percentage				50.00%
Transaction costs				$ 459,360
General and administrative expenses				354,791
Securities Purchase Agreements [Member] | Debentures and Warrant [Member]
Convertible Debentures and Conversion Feature Liability [Line Items]
Fair value of the conversion feature liability		$ 1,415,265		1,415,265
Securities Purchase Agreements [Member] | Third Party Lenders [Member]
Convertible Debentures and Conversion Feature Liability [Line Items]
Purchase of warrants (in Shares)	430,805
Exercise price (in Dollars per share)	$ 10.55
Issuance of convertible debentures	$ 4,545,000
Securities Purchase Agreements [Member] | Debentures [Member]
Convertible Debentures and Conversion Feature Liability [Line Items]
Transaction costs				$ 104,569